Revenue from contracts with customers - Net System Sales per End-Use (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) Unit	Dec. 31, 2023 EUR (€) Unit	Dec. 31, 2022 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Total net sales	€ 28,262.9	€ 27,558.5	€ 21,173.4
Net system sales
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	583	600	561
Total net sales	€ 21,768.7	€ 21,938.6	€ 15,430.3
Net system sales | Logic
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	399	439	357
Total net sales	€ 13,195.1	€ 15,984.7	€ 9,977.6
Net system sales | Memory
Disaggregation of Revenue [Line Items]
Net system sales in units (in units) | Unit	184	161	204
Total net sales	€ 8,573.6	€ 5,953.9	€ 5,452.7